Leases	9 Months Ended
Sep. 30, 2020
Finance Leases
Finance Leases

3.  Leases

As at September 30, 2020, the Company was a party, as the lessee, to six finance lease facilities. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled 12 vessels as at September 30, 2020. ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as at September 30, 2020 and December 31, 2019 were as follows:

	As at
	September 30, 2020	December 31, 2019
Japanese Leases No.1 and 2	27,741,400	31,398,900
Japanese Lease No.3	13,710,500	15,498,000
Japanese Lease No.4	22,455,089	23,983,699
CMBFL Leases No.1 to 4	74,306,774	79,896,836
Ocean Yield ASA	57,093,060	61,153,740
China Huarong Leases	43,166,842	46,717,764
Finance lease obligations	238,473,665	258,648,939
Amounts representing interest and deferred finance fees	(36,233,776)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	202,239,889	215,679,694
Current portion of finance lease obligations	18,953,094	18,650,022
Current portion of deferred finance fees	(641,748)	(674,700)
Non-current portion of finance lease obligations	186,083,386	200,335,437
Non-current portion of deferred finance fees	(2,154,843)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	202,239,889	215,679,694

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
September 30, 2020
2020 (1)	6,692,825
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025 - 2030	116,578,504
Finance lease obligations	238,473,665
Amounts representing interest and deferred finance fees	(36,233,776)
Finance lease obligations, net of interest and deferred finance fees	202,239,889
(1)	Three-month period ending December 31, 2020

3.  Leases (continued)

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included in the consolidated balance sheets as ‘Amount receivable in respect of finance leases’ with the associated finance lease liability presented gross of the $2.9 million.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease are made on a monthly basis. The finance lease is scheduled to expire in 2029 and includes a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

3.  Leases (continued)

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively, with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2030 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Finance leases financial covenants

Some of the Company’s existing finance lease facilities (as described above) include financial covenants which are the same, or no more onerous than, the Company’s long-term debt financial covenants described in Note 2. The Company was in full compliance with all of its finance lease related financial covenants as at September 30, 2020 and December 31, 2019.

Short Term Lease

The Company entered into an agreement effective July 23, 2020 to charter-in a 2010 built vessel for a period of 12 months. The Company elected the practical expedient of ASC 842 that allows for time charter-in contracts with an initial lease term of less than 12 months to be excluded from the operating lease right-of-use assets and lease liabilities. The Company will continue to recognize the lease payments for all operating leases as charter hire expenses on the condensed consolidated statements of operations on a straight-line basis over the lease term.